Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders' Equity

(13) Shareholders’ Equity

Share Repurchase Program

In 2019, the Company’s board of directors approved a share repurchase program to repurchase up to $25,000 of the Company’s common shares, in 2020 the board of directors approved an increase of another $75,000 to this program and in 2021 the program was further increased by $100,000. Under the program, the Company may purchase its common shares from time to time in the open market, in privately negotiated transactions or such other manner as will comply with applicable laws and regulations. The authorization did not obligate the Company to acquire a specific number of shares during any period, but it may be modified, suspended or terminated at any time at the discretion of the Company’s board of directors.

During the year ended December 31, 2020, the Company repurchased 6,736,493 shares at an average price of $10.17 for a total amount of $68,493, including commissions paid. During the year ended December 31, 2021, the Company repurchased 2,426,725 shares at an average price of $29.76 for a total amount of $72,220, including commissions paid. As of December 31, 2021, approximately $51,134 remained available for repurchases under the share repurchase program.

Preferred Shares

In April 2021, the Company completed an underwritten public offering of 6,000,000 depositary shares, each representing a 1/1,000th interest in a share of its 7.00% Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preference Shares, par value $0.01 per share and $25,000 liquidation preference per share (equivalent to $25.00 per depositary share) (“Series A Preferred Shares”), resulting in net proceeds to the Company of $144,708 after deducting the underwriting discount and other offering expenses. The net proceeds from the offering were used for general corporate purposes, including the purchase of additional containers. The Series A Preferred Shares are perpetual, have no maturity date and are redeemable from June 15, 2026 (the “first reset date”) by the Company.

In August 2021, the Company completed an underwritten public offering of 6,000,000 depositary shares, each representing a 1/1,000th interest in a share of its 6.25% Series B Fixed Rate Cumulative Redeemable Perpetual Preference Shares, par value $0.01 per share and $25,000 liquidation preference per share (equivalent to $25.00 per depositary share) (“Series B Preferred Shares”), resulting in net proceeds to the Company of $144,872 after deducting the underwriting discount and other offering expenses. The net proceeds from the offering were used for general corporate purposes, including the purchase of additional containers. The Series B Preferred Shares are perpetual, have no maturity date and are redeemable from December 15, 2026 by the Company.

Each Series of preferred shares may be redeemed at the Company’s option, at any time after approximately five years from original issuance, for cash at a redemption price of $25.00 per depositary share plus an amount equal to all accumulated and unpaid dividends, whether or not declared. The Company may also redeem each Series of preferred shares in the event of a Change of Control (as defined in the Certificate of Designations). If the Company does not elect to redeem the preferred shares in a Change of Control triggering event, holders of each Series of preferred shares may have the right to convert their preferred shares into common shares. There is no mandatory redemption of each Series of preferred shares or redemption at the option of the holders. Holders of the preferred shares do not have general voting rights.

Preferred Share Dividends

Dividends on each Series of preferred shares accrue daily and are cumulative from and including the date of original issuance and are payable quarterly in arrears on the 15th day of March, June, September and December of each year, when declared by the Company’s board of directors. Dividends accrue at the stated annual rate of the $25,000 liquidation preference. Each Series of preferred shares rank senior to the Company's common shares with respect to dividend rights and rights upon the Company's liquidation, dissolution or winding up.

The Company’s board of directors approved and declared the following quarterly cash dividends during the year ended December 31, 2021 on its issued and outstanding preferred shares:

		Series A Preferred Shares		Series B Preferred Shares
Record Date	Payment Date	Aggregate Payment	Per Depositary Share Payment (1)	Aggregate Payment	Per Depositary Share Payment (1)
May 31, 2021	June 15, 2021	$1,808	$0.30	—	—
August 31, 2021	September 15, 2021	$2,625	$0.44	—	—
December 3, 2021	December 15, 2021	$2,625	$0.44	$2,917	$0.49

(1)	Rounded to the nearest whole cent.

As of December 31, 2021, the Company had cumulative unpaid preferred dividends of $854.

Common Share Dividends

The Company’s board of directors approved and declared a cash dividend of $0.25 per share on its issued and outstanding common shares for a total aggregate amount of $12,285, paid on December 15, 2021 to holders of record as of December 3, 2021.